SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Details
Revenues	$ 0	$ 0	$ 0	$ 4,154	$ 4,154	$ 15,227
Cost of Revenue	$ 0	$ 0	$ 0	$ 1,874	$ 1,875	$ 6,930